Organization and Principal Activities - Schedule of Subsidiaries (Details)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Solowin Holdings [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	Jul. 23, 2021
Percentage of effective ownership
Place of incorporation	Cayman Islands
Principal activities	Holding company
Solomon JFZ (Asia) Holdings Limited [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	Jul. 25, 2016
Percentage of effective ownership	100.00%	100.00%
Place of incorporation	Hong Kong
Principal activities	Securities and virtual assets dealings and brokerage; advising on securities; corporate consultancy services; and asset management services
Solomon Private Wealth Limited [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	Dec. 04, 2023
Percentage of effective ownership	100.00%	100.00%
Place of incorporation	Hong Kong
Principal activities	Wealth management and financial planning services
Solomon Global Asset Management Limited [Member]
Schedule of Subsidiaries [Line Items]
Percentage of effective ownership	100.00%	100.00%
Place of incorporation	British Virgin Islands
Principal activities	Wealth management and financial planning services
Date of incorporation	August 4, 2023 (Acquired on March 13, 2025)
AX Coin Limited [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	Aug. 25, 2025
Percentage of effective ownership	64.00%
Place of incorporation	Cayman Islands
Principal activities	Holding company
AX Coin HK Limited [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	Apr. 25, 2025
Percentage of effective ownership	100.00%
Place of incorporation	Hong Kong
Principal activities	Holding company
AXG International Management W.L.L. [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	Nov. 18, 2025
Percentage of effective ownership	100.00%
Place of incorporation	Kingdom of Bahrain
Principal activities	Dormant
AX Coin Bahrain B.S.C. Closed [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	Feb. 08, 2026
Percentage of effective ownership	95.00%
Place of incorporation	Kingdom of Bahrain
Principal activities	Stablecoin issuance
AlloyX Limited [Member]
Schedule of Subsidiaries [Line Items]
Percentage of effective ownership	100.00%
Place of incorporation	Cayman Islands
Principal activities	Holding company
Date of incorporation	October 22, 2024 (Acquired on September 3, 2025)
Master Venus Limited [Member]
Schedule of Subsidiaries [Line Items]
Percentage of effective ownership	100.00%
Place of incorporation	Samoa
Principal activities	Holding company
Date of incorporation	February 2, 2016 (Acquired on September 3, 2025)
AlloyX (Hong Kong) Limited [Member]
Schedule of Subsidiaries [Line Items]
Percentage of effective ownership	100.00%
Place of incorporation	Hong Kong
Principal activities	Digital assets-related services
Date of incorporation	December 23, 2024 (Acquired on September 3, 2025)
AlloyX Group Pte Limited [Member]
Schedule of Subsidiaries [Line Items]
Percentage of effective ownership	100.00%
Place of incorporation	Singapore
Principal activities	Dormant
Date of incorporation	January 16, 2025 (Acquired on September 3, 2025)
Bravo Valor Partners Limited [Member]
Schedule of Subsidiaries [Line Items]
Percentage of effective ownership	100.00%
Place of incorporation	United States
Principal activities	Dormant
Date of incorporation	June 4, 2021 (Acquired on September 3, 2025)
Gello Finance Limited [Member]
Schedule of Subsidiaries [Line Items]
Percentage of effective ownership	100.00%
Place of incorporation	Canada
Principal activities	Dormant
Date of incorporation	April 8, 2025 (Acquired on December 30, 2025)
AlloyX Ventures Limited (formerly known as Solowin Investment Limited) [Member]
Schedule of Subsidiaries [Line Items]
Percentage of effective ownership	100.00%
Place of incorporation	Hong Kong
Principal activities	Dormant
Date of incorporation	April 25, 2025 (Acquired on November 25, 2025)
AXG Investment Limited [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	Jan. 02, 2026
Percentage of effective ownership	100.00%
Place of incorporation	Cayman Islands
Principal activities	Dormant